Cover	Sep. 05, 2019
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The sole purpose of this amendment to the Current Report on Form 8-K filed with the Securities and Exchange Commission on September 11, 2019 (this "Form 8-K/A") is to add Inline eXtensible Business Reporting Language ("XBRL") tagging to the cover page of this Form 8-K/A and to furnish Exhibit 104 to this Form 8-K/A relating to the same.
Document Period End Date	Sep. 05, 2019
Entity File Number	001-31240
Entity Registrant Name	Newmont Goldcorp Corporation
Entity Central Index Key	0001164727
Entity Tax Identification Number	84-1611629
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6363 South Fiddlers Green Circle
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	303
Local Phone Number	863-7414
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $1.60 per share
Trading Symbol	NEM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false